Personnel expenses - Narrative (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs [Line Items]
Number of employees with a disability rating of 33% or more	172	175	121
Percentage of number of employees with a disability rating of 33% or more over total workforce	1.00%	1.00%	0.50%
Percentage of people with disabilities	33.00%